Share-based Payments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share-based Payments
Schedule of expenses recognized for employee services received
	Year ended	Six months ended
	30/6/2018	30/06/2019
	US$’000	US$’000

Expenses arising from employee share option scheme	116	127

Schedule of weighted average exercise prices

	31/12/2016		31/12/2017		31/12/2018
	Number	WAEP	Number	WAEP	Number	WAEP

Outstanding at 1 January	4,345,188	2.21	4,374,250	2.24	4,217,000	2.21
- Granted	249,000	3.63	—	—	559,875	2.04
- Forfeited	(219,938)	3.23	(139,750)	3.10	(132,500)	3.03
- Expired	—	—	(17,500)	0.72	(56,875)	0.93
Outstanding at 31 December	4,374,250	2.24	4,217,000	2.21	4,587,500	2.24

Exercisable at 31 December	2,471,458	1.77	3,314,333	1.97	3,835,208	2.17

Schedule of stock options granted

Grant date/employees entitled	Number of instruments in thousands Key management personnel	Number of instruments in thousands Employees	Vesting conditions	Contractual life of options
On 10 August 2012	150,000	150,000	3 years	5 years
	60,000	230,000	4 years	5 years
	—	37,500	4 years	5 years
	75,000	75,000	3 years	5 years
	30,000	207,187	4 years	5 years
On 7 March 2013	96,000	96,000	3 years	5 years
	40,000	402,188	4 years	5 years
On 23 February 2014	240,000	240,000	3 years	5 years
	425,000	1,153,750	4 years	5 years
On 5 September 2014	25,000	120,000	4 years	5 years
On 12 November 2014	30,000	30,000	3 years	5 years
	35,000	157,500	4 years	5 years
On 12 February 2015	72,000	72,000	3 years	5 years
	59,500	340,000	4 years	5 years
On 16 October 2015	70,000	70,000	3 years	5 years
	200,000	529,500	4 years	5 years
On 15 April 2016	20,000	20,000	3 years	5 years
	20,000	142,000	4 years	5 years
On 23 February 2018	60,000	60,000	3 years	5 years
	139,000	319,000	4 years	5 years
On 31 July 2018	18,000	18,000	3 years	5 years
	36,000	117,875	4 years	5 years
Total share options	1,900,500	4,587,500

Schedule of fair value options granted
	30/06/2018	30/06/2019

Expected volatility (%)	44.5 to 49.1	N/A
Risk-free interest rate (%)	1.91 to 2.19	N/A
Expected life of share options (years)	3.25 to 6.25	N/A
Share price $	2.39	N/A

	31/12/2016	31/12/2017	31/12/2018
Expected volatility (%)	49.5 to 51.0	N/A	38.9 to 49.1
Risk-free interest rate (%)	1.28 to 1.76	N/A	1.91 to 2.39
Expected life of share options (years)	3.25 to 6.25	N/A	3.25 to 6.50
Weighted average share price US$	8.20	N/A	2.58